Stockholders’ Equity (Details) - Schedule of Stockholders’ Equity Number of Shares - Betterware de México, S.A.P.I. de C.V. [Member] - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Stockholders’ Equity Number of Shares [Line Items]
Number of shares of stockholders’ equity	37,316,546	37,316,546	37,316,546
Fixed capital [Member]
Schedule of Stockholders’ Equity Number of Shares [Line Items]
Number of shares of stockholders’ equity	10,000	10,000	10,000
Variable capital [Member]
Schedule of Stockholders’ Equity Number of Shares [Line Items]
Number of shares of stockholders’ equity	37,306,546	37,306,546	37,306,546